Revision Of Previously Issued Financial Statements- Statements of changes in shareholders' deficit (Detail) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)	$ 90,965	$ (162,880)	$ (215,218)	$ 983,439
Remeasurement of Class A ordinary shares to redemption value			(20,543,086)
Issuance of Class B ordinary shares to Sponsor			25,000
Fair Value of Underwriter Shares in excess of cost			623,500
Issuance of Underwriter Shares			500,000
Issuance costs			(378,105)
Ending Balance	$ (9,869,356)	$ (5,912,490)	(5,749,610)	(7,756,077)
Offering costs				$ 1,123,500
Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value			8,638,500
Public Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value			5,599,799
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income (loss)			(215,218)
Remeasurement of Class A ordinary shares to redemption value			(19,461,011)
Issuance of Class B ordinary shares to Sponsor			25,000
Ending Balance			(5,749,610)
Previously Reported [Member] | Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value			8,623,539
Previously Reported [Member] | Public Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value			5,302,580
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Remeasurement of Class A ordinary shares to redemption value			(1,057,575)
Fair Value of Underwriter Shares in excess of cost			623,500
Issuance of Underwriter Shares			500,000
Issuance costs			(378,105)
Revision of Prior Period, Adjustment [Member] | Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value			14,961
Revision of Prior Period, Adjustment [Member] | Public Warrants [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class Of Warrants Issued During The Period Value			$ 297,219